Subsequent Events - Additional Information (Details) - Event After Reporting Period	1 Months Ended
Aug. 31, 2026
Ship XXIII
Disclosure of non-adjusting events after reporting period [line items]
Delivery date	2032
Ship XXIV
Disclosure of non-adjusting events after reporting period [line items]
Delivery date	2032